Average Annual Total Returns - Auxier Focus Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	9.64%	8.83%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.32%	8.23%	7.86%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.45%	7.44%	6.81%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	6.40%	6.13%
A Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.58%	6.61%	6.94%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.46%	8.36%	8.02%